Quarterly Report
August 31, 2019
MFS®  Global Bond Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.0%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$520,000	$547,716
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,099,000	1,185,524
			$1,733,240
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$385,000	$396,149
Asset-Backed & Securitized – 3.9%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	$3,299,295
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.195% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		194,380	194,599
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		2,924,308	3,247,507
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,426,167
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		1,724,000	1,709,512
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.517% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		919,000	918,960
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		2,560,000	2,522,926
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		3,474,000	3,455,060
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,165,000	2,145,649
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	733,693
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.675% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		3,084,000	3,027,510
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,616,379
			$25,297,257
Automotive – 1.1%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	450,000	$505,606
Ferrari N.V., 1.5%, 3/16/2023		1,450,000	1,662,416
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		300,000	335,325
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,039,981
Lear Corp., 4.25%, 5/15/2029		866,000	897,488
Volkswagen Financial Services AG, 2.125%, 6/27/2024	GBP	300,000	370,846
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	500,000	588,050
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		600,000	688,874
			$7,088,586
Banks & Diversified Financials (Covered Bonds) – 0.2%
BPER Banca, 5.125% to 5/31/2022 FLR (EUR Swap Rate - 5yr. + 4.91%) to 5/31/2027	EUR	1,300,000	$1,487,702
Broadcasting – 0.8%
Discovery, Inc., 4.125%, 5/15/2029		$373,000	$398,968
Fox Corp., 4.709%, 1/25/2029 (n)		206,000	238,426
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	2,000,000	2,352,354
SES S.A., 5.625%, 12/31/2164		900,000	1,108,337
WPP Finance, 3.75%, 9/19/2024		$583,000	609,386
WPP Finance, 1.375%, 3/20/2025	EUR	550,000	641,179
			$5,348,650
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$470,000	$479,684
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	600,000	722,081
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$993,000	1,076,635
			$2,278,400
Building – 0.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	$856,572
Imerys S.A., 1.5%, 1/15/2027	EUR	600,000	706,141
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	460,242
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		630,000	650,382

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Masco Corp., 4.45%, 4/01/2025		$355,000	$386,570
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,704,778
			$4,764,685
Business Services – 0.7%
Equinix, Inc., 2.875%, 2/01/2026	EUR	750,000	$862,474
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,000,000	1,111,548
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$435,000	466,227
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	128,371
Fidelity National Information Services, Inc., 5%, 10/15/2025		$126,000	144,002
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,125,387
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	119,870
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	250,000	340,269
Fiserv, Inc., 3%, 7/01/2031		120,000	157,028
Fiserv, Inc., 4.4%, 7/01/2049		$334,000	384,341
			$4,839,517
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$861,562
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,400,000	1,631,679
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	578,997
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	884,081
Time Warner Cable, Inc., 4.5%, 9/15/2042		356,000	353,290
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,328,000	1,372,820
			$5,682,429
Chemicals – 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,150,000	$1,173,000
Symrise AG, 1.25%, 11/29/2025	EUR	665,000	775,200
			$1,948,200
Computer Software – 0.8%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,468,000	$1,568,973
Microsoft Corp., 4.1%, 2/06/2037		1,823,000	2,201,408
SAP S.E., 1.625%, 3/10/2031	EUR	700,000	884,898
VeriSign, Inc., 4.75%, 7/15/2027		$693,000	732,848
			$5,388,127
Computer Software - Systems – 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$2,835,532
Apple, Inc., 4.25%, 2/09/2047		276,000	335,048
			$3,170,580
Conglomerates – 0.7%
General Electric Co., 0.375%, 5/17/2022	EUR	850,000	$920,003
General Electric Co., 4.5%, 3/11/2044		$361,000	364,821
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	530,000	623,079
Roper Technologies, Inc., 4.2%, 9/15/2028		$581,000	645,080
Roper Technologies, Inc. , 2.95%, 9/15/2029		458,000	464,474
United Technologies Corp., 4.125%, 11/16/2028		784,000	896,815
Wabtec Corp., 4.95%, 9/15/2028		628,000	700,885
			$4,615,157
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	$484,476

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.5%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$1,309,000	$1,488,935
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	950,000	1,077,742
IHS Markit Ltd., 3.625%, 5/01/2024		$305,000	316,712
IHS Markit Ltd., 4%, 3/01/2026 (n)		320,000	340,224
IHS Markit Ltd., 4.25%, 5/01/2029		458,000	496,408
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	800,000	958,096
Priceline Group, Inc., 1.8%, 3/03/2027		850,000	1,036,896
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	499,307
Service Corp. International, 5.125%, 6/01/2029		975,000	1,043,250
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,226,612
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,429,682
			$9,913,864
Containers – 0.1%
Ball Corp., 5.25%, 7/01/2025		$455,000	$510,737
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	$610,269
Broadcom, Inc., 4.25%, 4/15/2026 (n)		1,249,000	1,284,073
Texas Instruments, Inc., 2.25%, 9/04/2029		528,000	529,778
			$2,424,120
Emerging Market Quasi-Sovereign – 2.2%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$3,108,000	$3,399,406
Export-Import Bank of India, 3.375%, 8/05/2026		1,000,000	1,029,595
Export-Import Bank of India, 3.875%, 2/01/2028		800,000	853,558
NTPC Ltd., 4.25%, 2/26/2026		600,000	640,889
Power Finance Corporation Ltd., 3.75%, 12/06/2027		900,000	899,274
PT Pertamina (Persero), 3.65%, 7/30/2029		1,150,000	1,205,883
PT Pertamina (Persero), 6%, 5/03/2042 (n)		1,600,000	1,997,000
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,420,000	1,674,972
State Bank of India (London), 4.375%, 1/24/2024		850,000	902,934
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		1,523,000	1,629,461
			$14,232,972
Emerging Market Sovereign – 6.5%
Dominican Republic, 5.95%, 1/25/2027		$1,475,000	$1,616,983
Hellenic Republic, 3.875%, 3/12/2029	EUR	12,951,000	17,034,751
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,379,380
Republic of Argentina, 5.625%, 1/26/2022		1,500,000	588,750
Republic of Argentina, 7.5%, 4/22/2026		3,265,000	1,257,025
Republic of Croatia, 1.125%, 6/19/2029	EUR	3,350,000	3,907,660
Republic of Hungary, 5.375%, 2/21/2023		$1,600,000	1,764,000
Republic of Indonesia, 8.25%, 5/15/2029	IDR	66,654,000,000	5,001,987
Republic of Indonesia, 8.375%, 3/15/2034		62,030,000,000	4,613,003
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,830,840
State of Qatar, 4%, 3/14/2029 (n)		907,000	1,035,114
			$42,029,493
Energy - Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$1,700,000	$1,757,552
Energy - Integrated – 0.6%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$2,188,000	$2,330,481
Eni S.p.A., 4%, 9/12/2023 (n)		569,000	600,824
Eni S.p.A., 4.25%, 5/09/2029 (n)		647,000	710,028
OMV AG, 1%, 7/03/2034	EUR	350,000	403,668
			$4,045,001

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Engineering - Construction – 0.2%
Vinci S.A., 3.75%, 4/10/2029 (z)		$1,394,000	$1,543,400
Financial Institutions – 1.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$153,645
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		2,304,000	2,363,147
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,050,000	1,015,407
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	902,445
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		1,085,000	1,163,880
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		618,000	641,669
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	900,000	941,092
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,728,000	1,750,375
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	850,000	836,943
			$9,768,603
Food & Beverages – 1.2%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$794,186
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031		560,000	693,964
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$362,000	411,506
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		510,000	669,880
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	2,046,077
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	751,956
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,171,000	1,305,665
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		1,134,000	1,157,995
			$7,831,229
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		$1,130,000	$1,284,155
Las Vegas Sands Corp., 3.9%, 8/08/2029		450,000	463,416
			$1,747,571
Industrial – 0.2%
Investor AB, 1.5%, 6/20/2039	EUR	320,000	$398,859
Low Income Investment, 3.386%, 7/01/2026		$310,000	320,862
Low Income Investment, 3.711%, 7/01/2029		840,000	889,411
			$1,609,132
Industrial Revenue - Other – 0.2%
Bilfinger SE, 4.5%, 6/14/2024	EUR	1,000,000	$1,162,817
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	680,000	$825,476
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		900,000	1,170,503
			$1,995,979
Insurance - Health – 0.5%
Centene Corp., 5.375%, 6/01/2026 (n)		$651,000	$695,952
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,356,288
			$3,052,240
Insurance - Property & Casualty – 1.1%
Berkshire Hathaway Finance Corp., 2.375%, 6/19/2039	GBP	100,000	$131,722
Berkshire Hathaway Finance Corp., 2.625%, 6/19/2059		270,000	383,668
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	761,522
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		318,000	319,246
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	761,927
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	115,290
Chubb INA Holdings, Inc., 1.55%, 3/15/2028		204,000	247,259
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		351,000	481,668

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$895,000	$933,807
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,000,000	1,055,824
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	494,123
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	578,276
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	700,000	864,056
			$7,128,388
International Market Quasi-Sovereign – 0.9%
Electricite de France S.A., 5.875%, 12/31/2164	GBP	1,400,000	$1,848,081
ESB Finance DAC, 1.125%, 6/11/2030	EUR	100,000	119,050
Islandsbanki, 1.125%, 1/19/2024		1,380,000	1,525,865
KFW Government Development Banks, 1.125%, 6/15/2037		1,560,000	2,092,809
Vattenfall AB, 0.5%, 6/24/2026		200,000	227,734
			$5,813,539
International Market Sovereign – 26.9%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	1,935,000	$1,498,753
Commonwealth of Australia, 2.75%, 6/21/2035		15,070,000	12,527,510
Federal Republic of Germany, 0.25%, 8/15/2028	EUR	785,000	944,509
Federal Republic of Germany, 3.25%, 7/04/2042		115,000	234,710
Federal Republic of Germany, 2.5%, 7/04/2044		3,007,000	5,680,305
Federal Republic of Germany, 2.5%, 8/15/2046		1,524,000	2,962,960
Government of Canada, 1.5%, 6/01/2026	CAD	26,719,000	20,495,404
Government of Canada, 5.75%, 6/01/2033		2,740,000	3,214,942
Government of Canada, 5%, 6/01/2037		1,400,000	1,646,004
Government of Japan, 2.4%, 3/20/2037	JPY	1,156,550,000	15,492,338
Government of Japan, 0.5%, 6/20/2038		2,857,200,000	29,285,796
Government of Japan, 2.3%, 3/20/2040		284,600,000	3,905,531
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	3,580,000	5,152,294
Kingdom of Spain, 1.95%, 7/30/2030		2,400,000	3,150,414
Kingdom of Spain, 1.85%, 7/30/2035		8,700,000	11,484,523
Kingdom of Spain, 5.15%, 10/31/2044		1,470,000	3,178,874
Republic of France, 1.25%, 5/25/2036		5,010,000	6,660,007
Republic of Italy, 3.5%, 3/01/2030		7,835,000	10,623,995
Republic of Italy, 4%, 2/01/2037		670,000	998,730
Republic of Italy, 3.1%, 3/01/2040		4,330,000	5,810,048
Republic of Portugal, 2.25%, 4/18/2034		3,007,000	4,117,369
Republic of Portugal, 4.1%, 4/15/2037		1,130,000	1,946,710
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	6,570,000	11,572,473
United Kingdom Treasury, 1.75%, 9/07/2037		3,070,000	4,280,970
United Kingdom Treasury, 3.25%, 1/22/2044		1,414,000	2,554,164
United Kingdom Treasury, 3.75%, 7/22/2052		1,897,000	4,104,242
United Kingdom Treasury, 4%, 1/22/2060		398,000	983,697
			$174,507,272
Local Authorities – 0.3%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$771,936
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	857,800
			$1,629,736
Machinery & Tools – 0.1%
Atlas Copco Finance DAC, 0.125%, 9/03/2029	EUR	100,000	$109,409
John Deere Cash Management S.A., 1.65%, 6/13/2039		590,000	736,726
			$846,135
Major Banks – 5.0%
Bank of America Corp., 3.5%, 4/19/2026		$2,800,000	$2,997,543
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,338,475
Bank of Ireland Group PLC, 0.75% to 7/08/2023, FLR (EUR Swap Rate - 1yr. + 1.15%) to 7/08/2024	EUR	250,000	274,802

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of New York Mellon Corp., 3.442%, 2/07/2028		$167,000	$179,120
Bankinter S.A., 0.875%, 7/08/2026	EUR	900,000	1,008,592
Barclays PLC, 2%, 2/07/2028		1,600,000	1,731,083
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		800,000	923,466
Credit Suisse Group AG, 1%, 6/24/2027		350,000	398,430
Credit Suisse Group AG, 1%, 6/24/2027		1,200,000	1,365,838
Erste Group Bank AG, 0.875%, 5/22/2026		700,000	805,214
Erste Group Bank AG, 5.125%, 12/31/2164		1,200,000	1,403,270
Goldman Sachs Group, Inc., 4%, 3/03/2024		$2,000,000	2,149,633
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	959,806
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,494,262
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,173,605
Morgan Stanley, 3.95%, 4/23/2027		1,850,000	1,979,612
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	455,723
Royal Bank of Canada, 2.55%, 7/16/2024		$3,002,000	3,055,741
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	400,000	449,173
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,743,000	1,881,624
UBS Group Funding (Jersey) Ltd., 7%, 12/31/2164 (n)		1,757,000	1,862,420
UniCredit S.p.A., 1.625%, 7/03/2025	EUR	1,000,000	1,129,462
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$677,000	727,969
			$32,744,863
Medical & Health Technology & Services – 1.3%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,100,000	$1,265,679
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	491,551
Becton, Dickinson and Co., 4.685%, 12/15/2044		202,000	240,179
Cigna Corp., 4.125%, 11/15/2025		901,000	980,086
HCA, Inc., 5.25%, 6/15/2026		554,000	625,206
HCA, Inc., 5.125%, 6/15/2039		489,000	539,905
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,165,766
Northwell Healthcare, Inc., 4.26%, 11/01/2047		931,000	1,086,953
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,885,216
			$8,280,541
Medical Equipment – 0.5%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	750,000	$905,872
Abbott Laboratories, 4.9%, 11/30/2046		$1,621,000	2,166,094
Teleflex, Inc., 4.625%, 11/15/2027		110,000	116,312
			$3,188,278
Metals & Mining – 0.4%
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	$582,112
Steel Dynamics, Inc., 5%, 12/15/2026		$1,171,000	1,223,695
Vale S.A., 3.75%, 1/10/2023	EUR	600,000	713,305
			$2,519,112
Midstream – 0.9%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$908,137
MPLX LP, 4.5%, 4/15/2038		644,000	664,125
ONEOK, Inc., 4.95%, 7/13/2047		2,139,000	2,309,696
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,380,256
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	840,957
			$6,103,171
Mortgage-Backed – 4.6%
Fannie Mae, 4.26%, 12/01/2019		$168,362	$168,380
Fannie Mae, 3.99%, 7/01/2021		238,075	245,175
Fannie Mae, 2.77%, 3/01/2022		341,313	349,797
Fannie Mae, 5%, 8/01/2040		683,259	750,441

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		$6,091,582	$6,505,705
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		7,717,693	8,356,077
Fannie Mae, 3.5%, 9/01/2045		1,710,783	1,785,507
Freddie Mac, 3.32%, 2/25/2023		12,000	12,567
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,506,054
Freddie Mac, 0.324%, 9/25/2026 (i)		62,189,000	976,436
Freddie Mac, 3.35%, 1/25/2028		2,272,000	2,502,069
Freddie Mac, 0.426%, 2/25/2028 (i)		46,151,000	1,206,867
Freddie Mac, 0.248%, 4/25/2028 (i)		46,683,000	576,783
Freddie Mac, 0.251%, 5/25/2028 (i)		47,225,000	603,536
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,774,796	1,923,020
Freddie Mac, 5%, 7/01/2041		1,097,662	1,206,420
Freddie Mac, 4%, 4/01/2044		89,571	94,755
			$29,769,589
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$91,979
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,198,850
			$1,290,829
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$869,923
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,600,000	1,716,016
NiSource, Inc., 2.95%, 9/01/2029		1,406,000	1,439,507
			$4,025,446
Network & Telecom – 0.4%
AT&T, Inc., 4.75%, 5/15/2046		$651,000	$727,051
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		1,600,000	1,691,385
			$2,418,436
Oils – 0.4%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$1,048,492
Phillips 66, 4.875%, 11/15/2044		$1,179,000	1,411,747
			$2,460,239
Other Banks & Diversified Financials – 2.1%
ABANCA Corp. Bancaria S.A., 6.125%, 1/18/2029	EUR	800,000	$925,750
AIB Group PLC, 1.5%, 3/29/2023		950,000	1,085,302
AIB Group PLC, 1.25%, 5/28/2024		315,000	354,476
BBVA Bancomer S.A. Texas Agency, 6.75%, 9/30/2022		$1,450,000	1,566,000
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	759,566
Belfius Bank S.A., 3.625%, 12/31/2164		800,000	782,523
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	903,421
Caixa Geral de Depositos, 5.75%, 6/28/2028	EUR	900,000	1,106,062
Commerzbank AG, 0.625%, 8/28/2024		410,000	465,481
Commerzbank AG, 1.125%, 6/22/2026		400,000	459,029
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		300,000	359,619
CYBG PLC, 9.25%, 12/31/2164	GBP	1,600,000	1,979,965
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		350,000	458,266
KBC Group N.V., 0.5%, 12/03/2029	EUR	300,000	328,672
Macquarie Group Ltd., 1.25%, 3/05/2025		600,000	692,044
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,677,718
			$13,903,894
Pharmaceuticals – 0.4%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$2,494,871

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028		$951,000	$1,066,105
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 2.5%, 12/31/2164	EUR	1,000,000	$1,102,789
Real Estate - Office – 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	550,000	$658,022
Real Estate - Other – 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	800,000	$922,950
Retailers – 1.0%
AA Bond Co. Ltd., 2.75%, 7/31/2043	GBP	1,075,000	$1,198,915
AA Bond Co. Ltd., 2.875%, 7/31/2043		400,000	465,005
Best Buy Co., Inc., 4.45%, 10/01/2028		$984,000	1,073,555
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,509,541
Marks & Spencer PLC, 3.25%, 7/10/2027	GBP	1,100,000	1,338,003
			$6,585,019
Specialty Stores – 0.2%
Richemont International S.A., 1.5%, 3/26/2030	EUR	900,000	$1,128,571
Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	$634,940
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$427,519
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	465,616
			$893,135
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,665,099
American Tower Corp., REIT, 3.8%, 8/15/2029		1,023,000	1,103,906
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	539,863
Tele2 AB, 2.125%, 5/15/2028	EUR	1,250,000	1,543,119
			$4,851,987
Tobacco – 0.3%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	440,000	$517,815
Philip Morris International, Inc., 1.45%, 8/01/2039		1,100,000	1,167,524
			$1,685,339
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	600,000	$735,598
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	476,338
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	851,484
			$2,063,420
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$544,798	$552,140
U.S. Treasury Obligations – 16.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$9,495,000	$12,165,840
U.S. Treasury Bonds, 3.125%, 2/15/2043		13,677,000	16,765,010
U.S. Treasury Notes, 2%, 11/15/2026 (f)		21,270,000	22,060,147
U.S. Treasury Notes, 2.25%, 11/15/2027		13,471,000	14,268,210
U.S. Treasury Notes, 2.375%, 5/15/2029		39,010,000	42,040,894
			$107,300,101

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$894,000	$916,350
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		200,000	218,250
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,234,075
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	323,305
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	387,247
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		743,000	753,849
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		268,000	291,844
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		1,000,000	1,180,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/26, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	390,000	518,448
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,062,691
Exelon Corp., 3.497%, 6/01/2022		506,000	520,127
Iberdrola International B.V., 3.25%, 12/31/2164	EUR	900,000	1,091,351
innogy Finance B.V., 4.75%, 1/31/2034	GBP	500,000	795,063
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$647,271	767,443
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		1,252,000	1,337,948
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	738,772
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	902,483
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,750,326
Virginia Electric & Power Co., 2.875%, 7/15/2029		593,000	618,364
			$16,407,936
Total Bonds			$623,124,658
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.17% (v)		14,024,220	$14,025,622
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – September 2019 @ EUR 73	Put	Merrill Lynch International	$86,906,448	EUR 77,000,000	$3,603
Other Assets, Less Liabilities – 1.8%	11,960,953
Net Assets – 100.0%	$649,114,836
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,025,622 and $623,128,261, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,951,164, representing 8.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.195% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	$194,380	$194,599
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,724,000	1,709,512
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	2,560,000	2,522,926
Vinci S.A., 3.75%, 4/10/2029	4/03/19	1,390,656	1,543,400
Total Restricted Securities			$5,970,437
% of Net assets			0.9%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
Derivative Contracts at 8/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	282,491	USD	212,210	Citibank N.A.	10/11/2019	$88
EUR	514,037	USD	566,048	UBS AG	10/11/2019	562
ILS	3,267,000	USD	920,237	UBS AG	10/11/2019	6,115
INR	651,349,000	USD	9,003,995	JPMorgan Chase Bank N.A.	11/04/2019	52,218
JPY	8,316,640,547	USD	77,102,309	HSBC Bank	10/11/2019	1,398,519
JPY	196,494,000	USD	1,843,359	UBS AG	10/11/2019	11,349
TOF	64,882,000	USD	2,111,357	JPMorgan Chase Bank N.A.	10/15/2019	5,419
USD	16,451,553	AUD	23,500,573	JPMorgan Chase Bank N.A.	10/11/2019	607,142

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	653,388	AUD	962,000	NatWest Markets PLC	10/11/2019	$4,794
USD	2,440,625	CAD	3,183,524	Citibank N.A.	10/11/2019	48,144
USD	20,137,308	CAD	26,318,051	Morgan Stanley Capital Services, Inc.	10/11/2019	358,774
USD	3,242,401	CAD	4,305,000	NatWest Markets PLC	10/11/2019	7,108
USD	3,265,474	CAD	4,340,922	UBS AG	10/11/2019	3,186
USD	4,367,120	CLP	3,100,000,000	Goldman Sachs International	10/24/2019	68,926
USD	9,379,244	EUR	8,303,295	Citibank N.A.	10/11/2019	226,722
USD	442,061	EUR	397,329	Deutsche Bank AG	10/11/2019	4,095
USD	7,819,534	EUR	7,002,000	JPMorgan Chase Bank N.A.	10/11/2019	101,398
USD	644,239	EUR	574,572	Morgan Stanley Capital Services, Inc.	10/11/2019	10,902
USD	1,223,428	EUR	1,100,566	NatWest Markets PLC	10/11/2019	10,300
USD	1,276,959	EUR	1,130,243	State Street Bank Corp.	10/11/2019	31,119
USD	28,898	EUR	25,892	UBS AG	9/11/2019	426
USD	16,527,771	EUR	14,773,102	UBS AG	10/11/2019	243,735
USD	3,002,945	GBP	2,407,147	Citibank N.A.	10/11/2019	69,183
USD	7,052,587	GBP	5,610,121	Deutsche Bank AG	10/11/2019	215,134
USD	3,211,585	GBP	2,566,000	NatWest Markets PLC	10/11/2019	84,218
USD	3,416,605	GBP	2,785,313	UBS AG	10/11/2019	21,946
USD	5,440,743	JPY	573,498,027	Citibank N.A.	10/11/2019	27,491
USD	7,068,615	KRW	8,541,410,000	JPMorgan Chase Bank N.A.	9/05/2019	16,724
USD	3,220,426	KRW	3,889,952,000	JPMorgan Chase Bank N.A.	12/03/2019	400
USD	12,424,965	NOK	109,662,000	BNP Paribas S.A.	10/11/2019	379,577
USD	3,022,465	NOK	27,060,000	JPMorgan Chase Bank N.A.	10/11/2019	50,167
USD	6,449,095	NZD	9,863,000	Goldman Sachs International	10/11/2019	227,902
USD	5,431,862	NZD	8,207,549	NatWest Markets PLC	10/11/2019	254,863
USD	975,743	NZD	1,516,000	UBS AG	10/11/2019	19,510
USD	3,709,933	SEK	34,955,362	Citibank N.A.	10/11/2019	139,415
USD	3,248,118	SEK	31,330,000	JPMorgan Chase Bank N.A.	10/11/2019	47,912
USD	2,500,479	ZAR	35,339,267	JPMorgan Chase Bank N.A.	10/11/2019	182,069
						$4,937,552
Liability Derivatives
AUD	777,000	USD	529,368	HSBC Bank	10/11/2019	$(5,504)
AUD	855,000	USD	597,898	JPMorgan Chase Bank N.A.	10/11/2019	(21,446)
AUD	723,000	USD	492,451	NatWest Markets PLC	10/11/2019	(4,994)
AUD	3,440,414	USD	2,424,219	UBS AG	10/11/2019	(104,644)
BRL	8,400,000	USD	2,204,667	Barclays Bank PLC	10/02/2019	(179,990)
CAD	8,918,387	USD	6,835,013	JPMorgan Chase Bank N.A.	10/11/2019	(132,670)
CAD	625,000	USD	470,216	NatWest Markets PLC	10/11/2019	(516)
CHF	3,500,000	USD	3,552,896	UBS AG	10/11/2019	(4,434)
CNH	22,982,000	USD	3,256,486	Barclays Bank PLC	10/15/2019	(51,254)
CNH	20,000,000	USD	2,865,124	JPMorgan Chase Bank N.A.	9/06/2019	(72,001)
CNH	26,839,000	USD	3,991,107	JPMorgan Chase Bank N.A.	10/15/2019	(247,950)
CZK	14,293,000	USD	629,382	Citibank N.A.	10/11/2019	(23,623)
DKK	9,755,512	USD	1,482,545	UBS AG	10/11/2019	(40,230)
EUR	14,018,167	USD	15,830,296	BNP Paribas S.A.	10/11/2019	(378,407)
EUR	605,441	USD	679,204	Brown Brothers Harriman	10/11/2019	(11,842)
EUR	862,000	USD	967,623	Deutsche Bank AG	10/11/2019	(17,462)
EUR	6,474,505	USD	7,199,291	Goldman Sachs International	10/11/2019	(62,599)
EUR	783,189	USD	876,165	NatWest Markets PLC	10/11/2019	(12,875)
EUR	19,443,943	USD	21,901,118	UBS AG	10/11/2019	(468,527)
GBP	216,204	USD	268,696	Citibank N.A.	10/11/2019	(5,193)
GBP	4,673,201	USD	5,730,801	UBS AG	10/11/2019	(35,237)
INR	651,349,000	USD	9,389,085	JPMorgan Chase Bank N.A.	9/05/2019	(268,511)
INR	219,470,000	USD	3,181,555	JPMorgan Chase Bank N.A.	9/17/2019	(112,391)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	649,800,071	USD	6,164,712	Deutsche Bank AG	10/11/2019	$(31,244)
KRW	12,431,362,000	USD	10,524,720	JPMorgan Chase Bank N.A.	9/05/2019	(261,238)
KRW	5,079,396,000	USD	4,205,146	JPMorgan Chase Bank N.A.	12/03/2019	(522)
MXN	30,034,402	USD	1,537,395	Citibank N.A.	10/11/2019	(48,356)
MXN	89,000,000	USD	4,546,432	JPMorgan Chase Bank N.A.	10/11/2019	(134,009)
NOK	142,512,436	USD	16,639,756	Citibank N.A.	10/11/2019	(986,042)
NZD	4,765,000	USD	3,234,244	Barclays Bank PLC	10/11/2019	(228,669)
PLN	5,021,000	USD	1,327,164	NatWest Markets PLC	10/11/2019	(65,068)
RUB	57,985,000	USD	872,801	JPMorgan Chase Bank N.A.	10/28/2019	(10,093)
SEK	60,459,000	USD	6,309,363	Goldman Sachs International	10/11/2019	(133,773)
SGD	1,705,000	USD	1,253,621	NatWest Markets PLC	10/11/2019	(24,481)
ZAR	36,441,669	USD	2,542,625	UBS AG	10/11/2019	(151,892)
USD	63,978	AUD	95,000	Citibank N.A.	10/11/2019	(73)
USD	2,016,324	BRL	8,399,000	Goldman Sachs International	10/02/2019	(8,110)
USD	926,912	EUR	840,919	NatWest Markets PLC	10/11/2019	(13)
USD	3,280,849	GBP	2,692,787	Citibank N.A.	10/11/2019	(1,042)
USD	9,137,882	IDR	130,223,956,000	Barclays Bank PLC	9/06/2019	(40,563)
USD	5,674,002	INR	405,833,000	Goldman Sachs International	9/17/2019	(1,343)
USD	9,081,832	INR	651,349,000	JPMorgan Chase Bank N.A.	9/05/2019	(38,742)
USD	1,859,425	JPY	200,000,000	BNP Paribas S.A.	10/11/2019	(28,376)
USD	715,130	JPY	76,791,505	State Street Bank Corp.	10/11/2019	(9,706)
USD	3,192,934	KRW	3,889,952,000	Barclays Bank PLC	9/05/2019	(18,657)
						$(4,484,312)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivaties
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	186	$24,499,688	December – 2019	$26,753
U.S. Treasury Note 2 yr	Long	USD	82	17,721,609	December – 2019	9,961
U.S. Treasury Note 5 yr	Short	USD	205	24,595,195	December – 2019	8,886
U.S. Treasury Ultra Note 10 yr	Short	USD	297	42,897,937	December – 2019	84,674
						$130,274
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	290	$43,419,838	September – 2019	$(752,833)
Euro-Bund 10 yr	Short	EUR	75	14,762,989	September – 2019	(615,305)
U.S. Treasury Ultra Bond	Short	USD	2	394,875	December – 2019	(772)
						$(1,368,910)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
6/20/24	EUR	1,000,000	JPMorgan Chase Bank N.A.	5.00%/Quarterly	(1)	$1,634	$193,623	$195,257
6/20/24	EUR	1,250,000	Goldman Sachs International	1.00%/Quarterly	(2)	2,174	26,632	28,806
						$3,808	$220,255	$224,063
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 3.375%, 9/30/2020, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Vodafone Group PLC, 1.00%, 9/11/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
At August 31, 2019, the fund had cash collateral of $797,000 and other liquid securities with an aggregate value of $1,569,208 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2019, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$107,852,241	$—	$107,852,241
Non-U.S. Sovereign Debt	—	237,476,412	—	$237,476,412
Municipal Bonds	—	1,290,829	—	1,290,829
U.S. Corporate Bonds	—	117,677,207	—	117,677,207
Residential Mortgage-Backed Securities	—	29,769,589	—	29,769,589
Commercial Mortgage-Backed Securities	—	8,942,706	—	8,942,706
Asset-Backed Securities (including CDOs)	—	16,354,551	—	16,354,551
Foreign Bonds	—	103,764,726	—	103,764,726
Mutual Funds	14,025,622	—	—	14,025,622
Total	$14,025,622	$623,128,261	$—	$637,153,883
Other Financial Instruments
Futures Contracts - Assets	$130,274	$—	$—	$130,274
Futures Contracts - Liabilities	(1,368,910)	—	—	(1,368,910)
Forward Foreign Currency Exchange Contracts - Assets	—	4,937,552	—	4,937,552
Forward Foreign Currency Exchange Contracts - Liabilities	—	(4,484,312)	—	(4,484,312)
Swap Agreements - Assets	—	224,063	—	224,063
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,148,351	$200,622,183	$201,743,228	$(2,198)	$514	$14,025,622
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$318,045	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2019, are as follows:
United States	55.8%
Japan	7.9%
United Kingdom	6.2%
Canada	5.0%
Italy	4.3%
Spain	3.4%
Greece	2.7%
Australia	2.6%
Germany	(6.2)%
Other Countries	18.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.